Description of Organization and Business Operations (Details) - USD ($)						1 Months Ended						2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 18, 2022	Oct. 17, 2022	Jul. 13, 2022	Mar. 28, 2022	Mar. 18, 2022	Dec. 31, 2021	Dec. 30, 2021	Oct. 20, 2021	Jun. 30, 2020	Jun. 29, 2020	Jun. 26, 2020	Feb. 23, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Apr. 20, 2023	Jan. 19, 2023	Dec. 23, 2021	Sep. 30, 2021	Sep. 20, 2021	Jun. 22, 2021
Description of Organization and Business Operations (Details) [Line Items]
Balance of ordinary shares issued (in Shares)						4,600,000							405,733		405,733		564,936		4,600,000
Cash						$ 283,403							$ 4,463,639		$ 4,463,639		$ 6,110,807		$ 283,403
Price per share (in Dollars per share)		$ 10.6	$ 10.48		$ 10.3						$ 10	$ 0.08	$ 0.1		$ 0.1		$ 0.1			$ 0.08
Transaction costs													$ 2,069,154				$ 2,069,154
Underwriting fees													1,610,000				1,610,000
Other offering costs													459,154				459,154
Cash held outside of trust account													$ 28,618		$ 28,618		$ 55,789
Fair market value, percentage													80.00%		80.00%		80.00%
Public shares percentage																100.00%	100.00%
Deposit trust account																$ 1,307,476	$ 1,229,096	$ 1,307,476
Aggregate amount		$ 25,180,851	$ 10,742,906	$ 633,792	$ 6,529,259								$ 1,706,347				$ 1,706,347
Deposit amount		$ 22,600		101,406								$ 32,500								$ 32,450		$ 460,000		$ 460,000	$ 460,000
Ordinary shares (in Shares)					633,792
Aggreagate amount of shares (in Shares)		2,375,991	1,025,281										258				159,203
Public ordinary per share (in Dollars per share)		$ 0.04
Business combination, description													The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, upon six months after the date of the consummation of a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.				The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Aggregate shares (in Shares)													159,203				159,203
Aggregate amount per shares (in Dollars per share)													$ 10.72				$ 10.72
Deposit																0.08		0.08
Per share of ordinary shares (in Dollars per share)												$ 0.08
Dissolution expenses																50,000	$ 50,000
Trust account per share (in Dollars per share)						$ 10.2							$ 10.98		$ 10.98		$ 10.72		$ 10.2
Cash held in operating bank account																28,618	$ 55,789	28,618
Trust account, description													which is before May 23, 2023 (or July 23, 2023 if further extended by placing $32,450 into the Trust Account).				which is before March 23, 2023 (or April 23, 2023 if further extended by placing $32,500 into the Trust Account).
Related party transaction expense													$ 78,381	$ 469,271			$ 1,202,399		$ 670,916
Maturity days											7 days
Additional price per share (in Dollars per share)													$ 0.16		0.16
Description of deposite	On November 18, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until November 23, 2022. On December 19, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until January 23, 2023. On January 19, 2023, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination from January 23, 2023 to up to not later than April 23, 2023, extendable by the Company on a monthly basis without further shareholder approval upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with the extension, Nukkleus deposited $21,350 into the Trust Account, representing $0.0525 per public ordinary share that was not redeemed in connection with extending the business combination completion window until February 23, 2023.
Aggregate amount													$ 2,820
Stock redeemed per share (in Dollars per share)													$ 10.93		10.93
Trust account																$ 32,450		$ 32,450
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share units (in Shares)											4,000,000
Price per share (in Dollars per share)											$ 10					$ 10	$ 10	$ 10
Gross proceeds											$ 40,000,000
Net proceeds											$ 40,000,000
Stock redeemed per share (in Dollars per share)													$ 10		$ 10		$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds									$ 210,000
Underwriters, description										On June 29, 2020, the underwriters notified the Company of their intention to exercise their over-allotment option in full. As such, on June 30, 2020, the Company consummated the sale of an additional 600,000 Units, at $10.00 per Unit, and the sale of an additional 21,000 Private Units, at $10.00 per Private Unit, generating total gross proceeds of $6,210,000. A total of $6,000,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $46,000,000.
Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Description of directly own															Jamal Khurshid and Nicholas Gregory own, directly and indirectly, approximately 40% and 10% of Jacobi, respectively. Jamal Khurshid is the Company’s chief operating officer and director and Nicholas Gregory is the Company’s director. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.			Jamal Khurshid and Nicholas Gregory own, directly and indirectly, approximately 40% and 10% of Jacobi, respectively. Jamal Khurshid is the Company’s chief operating officer and director and Nicholas Gregory is the Company’s director. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.
Consideration shares (in Shares)						15,151,515	15,151,515												15,151,515
Operating capital						$ 1,000,000	$ 1,000,000
Exchange shares percentage						4.545%	4.545%
Cash													$ 246,650		$ 246,650	$ 364,023		$ 364,023					$ 403,771
Incurred net loss																		11,845,657
Working capital deficit													1,883,000		1,883,000	$ 3,786,525		$ 3,786,525
Price per share (in Dollars per share)																$ 1		$ 1
Cash held outside of trust account																$ 1,571,000		$ 1,571,000					$ 667,000
Cash													246,650		246,650	$ 364,023		$ 364,023
Incurred net loss													$ 1,940,000		$ 1,940,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)																				$ 0.08	$ 0.04
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Underwriters, description													In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.				In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Outstanding voting securities percentage													50.00%		50.00%		50.00%
Net tangible assets													$ 5,000,001		$ 5,000,001		$ 5,000,001
Business combination, description																	On November 18, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until November 23, 2022. On December 19, 2022, Nukkleus deposited $22,600 into the Trust Account, representing $0.04 per public ordinary share that was not redeemed in connection with extending the business combination completion window until January 23, 2023. On January 19, 2023, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination from January 23, 2023 to up to not later than April 23, 2023, extendable by the Company on a monthly basis without further shareholder approval upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with the extension, Nukkleus deposited $21,350 into the Trust Account, representing $0.0525 per public ordinary share that was not redeemed in connection with extending the business combination completion window until February 23, 2023.
Digiclear Agreement [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary shares outstanding (in Shares)						5,400,000	5,400,000												5,400,000
Asset, Held-in-Trust [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)													$ 10		$ 10		$ 10
Public ordinary per share (in Dollars per share)		0.04
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 10.6	$ 0.12		$ 0.16								$ 0.3		$ 0.3		$ 0.3
Public shares percentage													15.00%				15.00%
Deposit trust account													$ 460,000		$ 460,000		$ 460,000
Aggregate amount													$ 1,380,000				$ 1,380,000
Deposit amount			$ 353,000	$ 736,000	$ 634,594
Deposit					$ 736,000
Trust account per share (in Dollars per share)																$ 10	$ 10	$ 10
Sponsor [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)													$ 11.02		$ 11.02		$ 0.3
Nukkleus [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deposit												$ 32,500
TCM [Member] | GSA [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Generated revenue per month																		$ 1,600,000
Percentage of shares owned															79.00%			79.00%
Generated revenue per month															$ 1,600,000
TCM [Member] | FXDIRECT [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Related party transaction expense																		$ 1,575,000
Termination of agreement, in days																		90 days
Related party transaction expense															$ 1,575,000
Jacobi Agreement [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Acquire to issued and outstanding percentage								5.00%
Consideration of shares (in Shares)								20,000,000
Digiclear Agreement [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Balance of ordinary shares issued (in Shares)						5,400,000	5,400,000												5,400,000
Balance of ordinary shares outstanding (in Shares)						5,400,000	5,400,000												5,400,000
Digiclear Transaction [Member] | Nukkleus Inc.[Member]
Description of Organization and Business Operations (Details) [Line Items]
Consideration shares (in Shares)						15,151,515	15,151,515												15,151,515
Market price						$ 5,000,000	$ 5,000,000